Employee Benefit Plans (Schedule Of Changes In Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	$ 12,484		$ 11,587
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,524		1,354
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	11,005		10,195
Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	396		337
Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	2,204		1,729
Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,074		831
Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	7,664		7,303
Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	54		186		173
Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,137		1,163		1,061
Cash Equivalents [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			13
Cash Equivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			20
Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			13
Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			20
U.S. Government And Agency Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	199		87
U.S. Government And Agency Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,526		1,023
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	199		73
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,411		790
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			14
U.S. Government And Agency Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	115		233
U.S. Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	308		334
U.S. Equity Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	2,405		2,810
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	86		104
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	244		328
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	222		230
U.S. Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	2,161		2,482
Corporate Debt Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	682		594
Corporate Debt Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	3,735		3,279
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			8
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	2		6
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	681		457
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	3,083		2,724
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1		129
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	650		549
Non-U.S. Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	187		198
Non-U.S. Equity Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,583		1,467
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	79		118
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	220		356
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	108		80
Non-U.S. Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1,363		1,111
Other Fixed Income [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	45		34
Other Fixed Income [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	746		565
Other Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1		3
Other Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	1		52
Other Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	44		21
Other Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	745		393
Other Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			10
Other Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			120
Global Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	19		47
Global Equity Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	197		537
Global Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			18
Global Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans			177
Global Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	19		29
Global Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	197		360
Absolute Return [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	47		47
Absolute Return [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	487		494
Absolute Return [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	47		47
Absolute Return [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	487		494
Residential Real Estate [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	37
Residential Real Estate [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	326
Residential Real Estate [Member] | Fair Value, Inputs, Level 1 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	31
Residential Real Estate [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	326
Residential Real Estate [Member] | Fair Value, Inputs, Level 3 [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	6
Other Assets [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets for pension and other benefit plans	$ (45)	[1]	$ 38	[1]

[1]	Balances include the impact of administrative trust net assets (liabilities), and deferred tax liability on the unrealized gain from investments for Pension and Other Benefits.